Related Parties Transactions - Schedule of Key Management Personnel Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related party transactions [abstract]
Short-term employee benefits	$ 3,918	$ 5,166	$ 9,714
Post-employment benefits	76	61	41
Termination benefits	408	395	417
Share-based payment expense	2,174	2,540	599
Total	$ 6,576	$ 8,161	$ 10,772